Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid interest	$ 2,403	$ 2,410
Other prepaid expenses	2,057	997
Inventory	1,289	634
Other current assets	802	2,402
Total	$ 6,551	$ 6,443